CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 56,285	$ 141,791	$ 280,293
Receivables and other	19,551	15,260	14,743
Inventories	25,673
Total current assets	101,509	157,051	295,036
Non-current assets
Mineral properties, plant and equipment	1,564,860	1,270,457	738,016
Other assets	132	13,551	30,796
Restricted cash	5,036	9,377	6,138
Total assets	1,671,537	1,450,436	1,069,986
Current liabilities
Accounts payable and accrued liabilities	60,438	111,064	34,685
Current portion of long-term debt	374,966
Income taxes payable	379
Flow-through share premium	135
Total current liabilities	435,918	111,064	34,685
Non-current liabilities
Restricted share unit liability	511
Long-term debt	293,029	501,160	309,847
Convertible notes	76,582
Decommissioning and restoration provision	18,436	13,675	5,240
Deferred income tax			20,244
Total liabilities	824,476	625,899	370,016
EQUITY
Share capital	1,125,932	1,101,428	931,750
Contributed surplus	49,942	53,072	57,562
Equity component of convertible notes	17,603
Accumulated other comprehensive loss	(193,772)	(193,772)	(214,363)
Deficit	(152,644)	(136,191)	(74,979)
Total equity	847,061	824,537	699,970
Total liabilities and equity	$ 1,671,537	$ 1,450,436	$ 1,069,986